Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area
The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
	(in thousands)
Ireland	$298,483	$235,110
Rest of Europe	90,445	95,040
U.S.	218,540	225,670
Rest of World	67,384	64,305

Total	$674,852	$620,125
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
	(in thousands)
Ireland	$70,621	$69,810
Rest of Europe	5,850	5,168
U.S.	17,107	11,802
Rest of World	8,368	4,940

Total	$101,946	$91,720

Distribution of Property, Plant and Equipment, Net, by Geographical Area
The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31, 2019	December 31, 2018
	(in thousands)
Ireland	$100,915	$106,206
Rest of Europe	9,450	9,807
U.S.	26,340	25,535
Rest of World	18,048	17,121

Total	$154,753	$158,669

Distribution of Depreciation and Amortization by Geographical Area
The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
	(in thousands)
Ireland	$7,732	$7,885
Rest of Europe	1,204	1,539
U.S.	5,412	6,299
Rest of World	1,149	1,175

Total	$15,497	$16,898

Distribution of Total Assets by Geographical Area
The distribution of total assets by geographical area was as follows:

	March 31, 2019	December 31, 2018
	(in thousands)
Ireland	$1,171,368	$1,073,411
Rest of Europe	564,312	514,010
U.S.	727,520	646,512
Rest of World	144,058	120,322

Total	$2,607,258	$2,354,255